Acquisitions - Additional information (Detail) $ in Millions, $ in Millions		12 Months Ended
	Sep. 01, 2018 CAD ($)	Oct. 31, 2019 CAD ($)	Oct. 31, 2019 USD ($)	Sep. 01, 2018 USD ($)
Top of range [member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Amortization period		15 years
KGS- Alpha Capital Market [member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Acquisition of the business	$ 397	$ 396	$ 303	$ 304
Acquired intangible assets		102
Acquired goodwill		6
Goodwill expected to be deductible for tax purposes.		$ 4
KGS- Alpha Capital Market [member] | Top of range [member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Amortization period	Fourteen years
KGS- Alpha Capital Market [member] | Bottom of range [member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Amortization period	Three years